Related-Party Transactions (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Reimbursable operating expense	$ 236,509	$ 232,574	$ 263,915	$ 296,922	$ 142,261	$ 148,906	$ 125,485	$ 125,000	$ 1,029,920	$ 541,652
Percentage threshold operating expenses must exceed average invested assets to be reimbursable	2.00%								2.00%
Percentage threshold operating expenses must exceed net income to be reimbursable	25.00%								25.00%
Required reimbursement	$ 0								$ 0
Cumulative, non-compounded annual return on invested capital to be received (as a percent)	6.00%								6.00%
Affiliated Entity
Related Party Transaction [Line Items]
Annual asset management fee (as a percent)									1.25%
Asset management fees									$ 2,799,466	811,395
Percentage of asset management fees waived									6.00%
Asset management fees waived									$ 197,397	409,803
Director | Independent Director Compensation, Annual Retainer
Related Party Transaction [Line Items]
Expenses from transactions with related parties									10,000
Director | Independent Director Compensation, Compensation Per Board Meeting
Related Party Transaction [Line Items]
Expenses from transactions with related parties									500
Director | Independent Director Compensation, Compensation Per Committee Meeting
Related Party Transaction [Line Items]
Expenses from transactions with related parties									500
Special Committee Member | Special Committee Member, Compensation for Service
Related Party Transaction [Line Items]
Expenses from transactions with related parties									$ 70,000
Cottonwood Communities Management, LLC | Affiliated Entity
Related Party Transaction [Line Items]
Contingent acquisition fee (as a percent)	1.00%								1.00%
Shareholders' required return to receive contingent acquisition fee (as a percent)	6.00%								6.00%
Additional contingent acquisition fee (as a percent)	2.00%								2.00%
Shareholders' required return to receive additional contingent acquisition fee (as a percent)	13.00%								13.00%
Contingent acquisition fee to be paid to advisor upon termination (as a percent)	3.00%								3.00%
Contingent financing fee (as a percent)	1.00%								1.00%
Property management fee (as a percent)									3.50%
Property management fees									$ 374,346	$ 97,877
Cottonwood Communities Management, LLC | Limited Partner
Related Party Transaction [Line Items]
Promotional interest	15.00%								15.00%